Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investment Securities
Schedule of principal components of the investment securities

(in millions)	Cost (a)	Gross Unrealized Gain	Gross Unrealized (Loss) excluding OTTI (b)	OTTI Recognized in OCI (b)(c)	Fair Value (d)
As of September 30, 2013
Student loan auction rate securities	$12.8	$0.8	$—	$—	$13.6
Corporate bonds	6.1	—	—	—	6.1
State and municipal obligations	57.3	—	—	—	57.3
Preferred stock	0.1	1.9	—	—	2.0
Total available-for-sale securities	76.3	2.7	—	—	79.0
Cost method investments	9.1	—	—	—	9.1
Totals	$85.4	$2.7	$—	$—	$88.1

As of December 31, 2012
Student loan auction rate securities	$37.6	$1.2	$—	$—	$38.8
Corporate bonds	6.6	—	—	—	6.6
State and municipal obligations	134.5	—	(0.1)	—	134.4
Preferred stock	0.1	0.5	—	—	0.6
Total available-for-sale securities	178.8	1.7	(0.1)	—	180.4
Cost method investments	13.4	—	—	—	13.4
Totals	$192.2	$1.7	$(0.1)	$—	$193.8

(a)                  Represents amortized cost for debt securities.

(b)                  “OTTI” refers to other-than-temporary impairments.

(c)                   For debt securities, represents the fair value adjustment excluding that attributable to credit losses.

(d)                  Represents cost for cost method investments.

(in millions)	Cost (a)	Gross Unrealized Gain	Gross Unrealized (Loss) excluding OTTI (b)	OTTI Recognized in OCI (b)/(c)	Fair Value (d)
As of December 31, 2012
Student loan auction rate securities	$37.6	$1.2	$—	$—	$38.8
Corporate bonds	6.6	—	—	—	6.6
State and municipal obligations	134.5	—	(0.1)	—	134.4
Other	0.1	0.5	—	—	0.6
Total available-for-sale securities	178.8	1.7	(0.1)	—	180.4
Cost method investments	13.4	—	—	—	13.4
Totals	$192.2	$1.7	$(0.1)	$—	$193.8

As of December 31, 2011
Student loan auction rate securities	$169.3	$1.2	$—	$—	$170.5
Corporate bonds	10.3	—	(0.1)	—	10.2
State and municipal obligations	96.0	—	—	—	96.0
U.S. Government guaranteed securities	10.0	—	—	—	10.0
Other	0.1	0.4	—	—	0.5
Total available-for-sale securities	285.7	1.6	(0.1)	—	287.2
Cost method investments	23.7	—	—	—	23.7
Totals	$309.4	$1.6	$(0.1)	$—	$310.9

(a)                  Represents amortized cost for debt securities.

(b)                  “OTTI” refers to other-than-temporary impairments.

(c)                   For debt securities, represents the fair value adjustment excluding that attributable to credit losses.

(d)                  Represents cost for cost method investments.

Schedule of gross unrealized losses and fair value of the investments in a continuous unrealized loss position, aggregated by investment category and length of time

	Less than 12 months		More than 12 months			Total
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Fair Value	Unrealized Losses
As of December 31, 2012
State and municipal obligations (a)	$45.3	$—	$0.1	$—	$45.4	$(0.1)

(a)                  Unrealized losses less than and greater than 12 months are less than $50,000, respectively.

	Less than 12 months		More than 12 months			Total
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Fair Value	Unrealized Losses
As of December 31, 2012
State and municipal obligations (a)	$45.3	$—	$0.1	$—	$45.4	$(0.1)

As of December 31, 2011
Corporate bonds	$10.2	$(0.1)	$—	$—	$10.2	$(0.1)

(a)         Unrealized losses less than and greater than 12 months are less than $50,000, respectively.

Schedule of additional information regarding available-for-sale securities

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Proceeds from sales (a)	$91.4	$104.2	$257.0	$271.9
Purchases	$29.5	$51.8	$142.3	$142.5
Gross realized gains included in earnings as a result of sales (a)	$0.3	$1.1	$1.3	$4.3
Net unrealized gains included in OCI, net of tax	$0.3	$—	$2.2	$2.6
Net gains reclassified out of OCI into earnings, net of tax	$0.2	$0.8	$1.2	$2.8

(a)                  Includes activity resulting from sales, maturities and redemptions.

	Year ended December 31,
(in millions)	2012	2011	2010
Proceeds from sales(a)	$156.6	$283.2	$138.1
Purchases	$194.1	$269.7	$44.4
Gross realized gains included in earnings as a result of sales(a)	4.4	3.6	6.2
Gross realized (losses) included in earnings as a result of sales(a)	—	(2.9)	(3.3)
Gross losses included in earnings as a result of impairment(b)	—	(5.2)	(28.2)
Net unrealized gains or (losses) included in OCI, net of tax	2.9	(2.0)	7.7
Net gains or (losses) reclassified out of OCI into earnings, net of tax	2.7	(2.8)	(19.8)
(a)
Includes activity resulting from sales, redemptions, liquidations and related matters.

(b)
In the fourth quarter of 2010, due to new and existing state laws and regulations as well as the Company's changing views of its use of capital, the Company determined it could no longer assert that it will not more likely than not be required to sell the SLARS prior to the recovery of their fair value to amortized cost.

Schedule of maturity information for the investments in debt securities
(in millions)	Fair Value
Due within one year	$59.8
Due after one year through five years	3.5
Due after 10 years	13.7
Total debt securities	$77.0

(in millions)	Fair Value
Due within one year	$125.6
Due after one year through five years	15.3
Due after five years through 10 years	—
Due after 10 years	38.9
Total debt securities	$179.8